Leases - Balance Sheet Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 3,129	$ 4,898
Lease liabilities (short-term)	1,002	1,132	$ 924
Lease liabilities (long-term)	2,465	3,899	4,499
Total lease liabilities	3,467	5,031	$ 5,423	$ 5,423
Properties (offices)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3,071	4,820
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 58	$ 78